Material Accounting Policy Information - Schedule of Reportable Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reportable Segment [Line Items]
Segment Revenue	$ 12,475,443	$ 10,490,668	$ 10,655,993
Segment Profit / (Loss)	(15,202,384)	(83,623,097)	$ 994,194
Assets	11,267,908	10,273,207
Liabilities	(7,568,354)	(8,013,010)
Security Services [Member]
Schedule of Reportable Segment [Line Items]
Segment Revenue	12,287,301	10,434,043
Segment Profit / (Loss)	174,125	(296,079)
Assets	10,728,560	9,803,387
Liabilities	(7,065,168)	(6,868,823)
Training school [Member]
Schedule of Reportable Segment [Line Items]
Segment Revenue	188,142	56,625
Segment Profit / (Loss)	(50,994)	(171,682)
Assets	69,594	20,710
Liabilities	(24,875)	(29,859)
Unallocated [Member]
Schedule of Reportable Segment [Line Items]
Segment Revenue
Segment Profit / (Loss)	(15,325,515)	(83,155,336)
Assets	469,754	449,110
Liabilities	$ (478,311)	$ (1,114,328)